SCHEDULE OF PLANT AND EQUIPMENT NET (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property, plant and equipment, subtotal		$ 544,332	$ 565,359
Less: accumulated depreciation	[1]	(385,527)	(380,090)
Less: accumulated impairment	[2]	(2,987)	(3,892)
Property, plant and equipment, net	[3]	155,818	181,377
Building [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, subtotal		164,318	169,170
Tools, Dies and Molds [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, subtotal		98,281	101,563
Computer and Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, subtotal		6,337	6,993
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, subtotal		253,180	263,587
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, subtotal		736	1,204
Other Logistic Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, subtotal		7,391	7,641
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, subtotal	[4]	$ 14,089	$ 15,201

[1]	Depreciation expenses for the years ended December 31, 2024, 2023 and 2022 were US$19.99 million, US$31.35 million and US$41.22 million, respectively.
[2]	Impairment charges of US$114,078, US$283,210 and US$842,000 were recognized for the years ended December 31, 2024, 2023 and 2022, respectively. After management’s assessment, the estimated useful life and net residual value of impaired assets remained unchanged. The depreciation of the impaired assets is based on the revised net book value.
[3]	The carrying amounts of buildings, molds and tooling, machines and equipment and other logistic equipment pledged by FAW Jilin to secure borrowings were US$47.92 million and US$58.58 as of December 31, 2024 and 2023, respectively.
[4]	Construction in progress primarily consists of the construction of Shandong Baoya, Xiangyang Yazhi New Energy Automobile Co., Ltd. (“Xiangyang Yazhi”), Dezhou Yarui New Energy Automobile Co., Ltd. (“Dezhou Yarui”) manufacturing plants and molds, toolings, machinery and equipment relating to the manufacturing.